Stock options (Details 2) (USD $)	9 Months Ended
Jun. 30, 2012
Changes in the Company’s unvested options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance
Option granted, Number of options	3,720,000
Option vested, Number of options	116,666
Option cancelled, Number of options
Non-vested, Number of options ending balance	3,603,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance
Option granted, Weighted Average Exercise Price	$ 4.12
Option vested, Weighted Average Exercise Price	$ 4.23
Option cancelled, Weighted Average Exercise Price
Non-vested, Weighted Average Exercise Price ending balance	$ 4.12